Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based payments
Total recorded expenses	$ 382	$ 192	$ 463	$ 390
Increase in other reserves			382	390
Selling and marketing expenses
Share-based payments
Total recorded expenses		6		19
General and administrative expenses
Share-based payments
Total recorded expenses	382	186	463	371
Class B complex vesting
Share-based payments
Total recorded expenses	9	17	18	34
Employee stock option plan
Share-based payments
Total recorded expenses	$ 373	$ 175	$ 445	$ 356